Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes
The Company’s provision for income taxes consisted of the following.

	Year Ended December 31,
Income Tax Provision	2021	2020
Federal	$—	$—
Foreign	133	128
State and local	—	—

Current provision	133	128

Federal	—	—
Foreign	(18)	21
State and local	—	—

Deferred (benefit) provision	(18)	21

Provision for income taxes	$115	$149

Schedule of Reconciliation of Effective Tax Rate
The following table presents a reconciliation of the Company’s effective tax rates for the periods indicated.

	Year Ended December 31,
Rate Reconciliation	2021	2020

U.S. statutory rate	21.0%	21.0%
State rate net of fed benefit	8.1%	5.0%
Change in valuation allowance	(33.8%)	(25.0%)
SPAC transaction costs	3.7%	0.0%
Permanent adjustments	(0.6%)	(1.0%)
Other	1.4%	0.0%

Effective Tax Rate	(0.2%)	0.0%

Schedule of Components of Deferred Income Tax Assets and Liabilities	The components of deferred income tax assets and liabilities are as follows.

	As of December 31,
Tax Effects of Temporary Differences	2021	2020

Attributes

Deferred tax asset

Federal NOLs	$27,815	$10,403

State NOLs	8,206	2,584

Deferred revenue	9,408	8,940

Other deferred tax assets	5,669	1,879

Total deferred tax assets	51,098	23,806

Less: Valuation allowance	(43,175)	(18,832)

Total net deferred tax asset	$7,923	$4,974

IRC 481(a) Adjustment	(209)	(2,784)
Deferred costs of revenue	(6,576)	(1,775)

Other deferred tax liabilities	(1,140)	(435)

Total deferred tax liabilities	(7,925)	(4,994)

Net deferred tax asset	$(2)	$(20)

Schedule of Changes in Company's Gross Unrecognized Tax Benefits
A summary of changes in the Company’s gross unrecognized tax benefits for the years ended December 31, 2021 and 2020 is as follows (in thousands):

	For the years ended December 31,
	2021	2020
Unrecognized tax benefits - January 1	$—	$—
Gross increases - tax positions in prior period	6,961	—
Gross decreases - tax positions in prior period	—	—
Gross increases - tax positions in current period	1,796	—
Settlement	—	—
Lapse of statute of limitations	—	—

Unrecognized tax benefits - December 31	$8,757	$—